UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Enso Capital Management LLC
Address:  540 Madison Avenue, Suite 18A
New York, NY 10022


Form 13F File Number:   028-11677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Salina Love
Title:  	Chief Compliance Officer
Phone:		212-829-3512

Signature, Place, and Date of Signing:


	/s/ Salina Love		New York, NY				11/05/2008
	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	43

Form 13F Information Table Value Total:  	$141,799
					 	(thousands)

List of Other Included Managers: NONE


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Name of Issuer			Title of			Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	  Shared   None



ALIGN TECHNOLOGY INC CMN	COM		016255101	6,390 		590,047 	SH		SOLE		590,047
ALIGN TECHNOLOGY INC CMN	COM		016255101	337 		31,151 		SH		DEFINED		31,151
CALL/ALGN@12.5 EXP 01/17/2009	CALL		016255101	1,253 		6,597 		SH	CALL	SOLE		6,597
CALL/ALGN@12.5 EXP 01/17/2009	CALL		016255101	51 		267 		SH	CALL	DEFINED		267
ANADARKO PETROLEUM CORP CMN	COM		032511107	9,650 		198,927 	SH		SOLE		198,927
ANADARKO PETROLEUM CORP CMN	COM		032511107	506 		10,437 		SH		DEFINED		10,437
DANA HOLDINGS CORP. CMN		COM		235825205	7,371 		1,522,837 	SH		SOLE		1,522,837
DANA HOLDINGS CORP. CMN		COM		235825205	376 		77,625 		SH		DEFINED		77,625
PUT/DDUP@25 EXP 01/17/2009	PUT		23767P109	361 		913 		SH	PUT	SOLE		913
PUT/DDUP@25 EXP 01/17/2009	PUT		23767P109	15 		38 		SH	PUT	DEFINED		38
PUT/DDUP@17.5 EXP 12/20/2008	PUT		23767P109	181 		3,821 		SH	PUT	SOLE		3,821
PUT/DDUP@17.5 EXP 12/20/2008	PUT		23767P109	9 		179 		SH	PUT	DEFINED		179
ECHOSTAR CORPORATION CMN	COM		278768106	10,153 		421,280 	SH		SOLE		421,280
ECHOSTAR CORPORATION CMN	COM		278768106	518 		21,509 		SH		DEFINED		21,509
FREEPORT-MCMORAN COPPER & GOLDN	COM		35671D857	14,479 		254,690 	SH		SOLE		254,690
FREEPORT-MCMORAN COPPER & GOLDN	COM		35671D857	757 		13,321 		SH		DEFINED		13,321
GERDAU SA SPON ADRPFD USD0.3074	COM		373737105	6,823 		614,664 	SH		SOLE		614,664
GERDAU SA SPON ADRPFD USD0.3074	COM		373737105	339 		30,578 		SH		DEFINED		30,578
GOLDMAN SACHS GROUP, INC.(THE)	COM		38141G104	2,778 		21,706 		SH		SOLE		21,706
GOLDMAN SACHS GROUP, INC.(THE)	COM		38141G104	140 		1,093 		SH		DEFINED		1,093
IAC/INTERACTIVECORP CMN		COM		44919P508	8,222 		475,280 	SH		SOLE		475,280
IAC/INTERACTIVECORP CMN		COM		44919P508	444 		25,660 		SH		DEFINED		25,660
IAMGOLD CORPORATION CMN		COM		450913108	68 		12,149 		SH		SOLE		12,149
ISHARES FTSE XINHAU CHINA 25	ETF		464287184	7,902 		229,247 	SH		SOLE		229,247
ISHARES FTSE XINHAU CHINA 25	ETF		464287184	388 		11,266 		SH		DEFINED		11,266
CALL/FXI(FXIJP)@42 EXP 10/18/08	CALL		464287184	1,002 		26,725 		SH	CALL	SOLE		26,725
CALL/FXI(FXIJP)@42 EXP 10/18/08	CALL		464287184	47 		1,242 		SH	CALL	DEFINED		1,242
LORILLARD, INC. CMN		COM		544147101	16,230 		228,103 	SH		SOLE		228,103
LORILLARD, INC. CMN		COM		544147101	852 		11,970 		SH		DEFINED		11,970
NEPHROS, INC. CMN		COM		640671103	2,052 		4,886,513 	SH		SOLE		4,886,513
NEWS CORPORATION, INC. CMN CL A	COM		65248E104	10,797 		900,459 	SH		SOLE		900,459
NEWS CORPORATION, INC. CMN CL A	COM		65248E104	561 		46,781 		SH		DEFINED		46,781
CALL/PPC@20 EXP 01/17/2009	CALL		721467108	25 		3,289 		SH	CALL	SOLE		3,289
CALL/PPC@20 EXP 01/17/2009	CALL		721467108	1 		158 		SH	CALL	DEFINED		158
PROSHARES TR ULTRASHORT RE-ETF	ETF		74347R552	11,465 		148,914 	SH		SOLE		148,914
WALTER INDS INC (NEW) CMN	COM		93317Q105	7,512 		158,318 	SH		SOLE		158,318
WALTER INDS INC (NEW) CMN	COM		93317Q105	389 		8,191 		SH		DEFINED		8,191
YAMANA GOLD INC CMN		COM		98462Y100	1,501 		180,244 	SH		SOLE		180,244
YAMANA GOLD INC CMN		COM		98462Y100	74 		8,877 		SH		DEFINED		8,877
COVIDIEN LTD. CMN		COM		G2552X108	8,609 		160,139 	SH		SOLE		160,139
COVIDIEN LTD. CMN		COM		G2552X108	456 		8,491 		SH		DEFINED		8,491
PUT/VPRT@35 EXP 10/18/2008	PUT		G93762204	682 		1,771 		SH	PUT	SOLE		1,771
PUT/VPRT@35 EXP 10/18/2008	PUT		G93762204	33 		85 		SH	PUT	DEFINED		85



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